Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	104 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2021	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
Capital World Growth and Income Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class A (with sales charge)
Accumulated Value				$ 9,424				$ 9,652				$ 12,062				$ 11,616				$ 13,291				$ 15,175				$ 17,412			$ 15,590			$ 17,285			$ 21,138	$ 25,537
Capital World Growth and Income Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class C (with sales charge)
Accumulated Value				10,000				10,160				12,593				12,033				13,663				15,486				17,641			15,674			17,250			21,095	25,485
Capital World Growth and Income Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class T (with sales charge)
Accumulated Value		$ 9,750			$ 11,198					$ 10,808				$ 12,391				$ 14,183				$ 16,309				$ 14,637			$ 16,275			$ 19,950			$ 24,161
Capital World Growth and Income Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class F-1
Accumulated Value				10,000				10,239				12,784				12,306				14,073				16,061				18,419			16,482			18,262			22,317	26,945
Capital World Growth and Income Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class F-2
Accumulated Value				10,000				10,267				12,855				12,407				14,229				16,285				18,729			16,806			18,680			22,894	27,717
Capital World Growth and Income Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class F-3
Accumulated Value			$ 10,000			$ 11,853					$ 11,451				$ 13,145				$ 15,061				$ 17,339				$ 15,576			$ 17,329			$ 21,262			$ 25,768
Capital World Growth and Income Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class 529-A (with sales charge)
Accumulated Value				9,650				9,875				12,331				11,865				13,567				15,484				17,761			15,896			17,618			21,537	26,014
Capital World Growth and Income Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				10,155				12,581				12,017				13,639				15,452				17,725			15,864			17,583			21,494	25,962
Capital World Growth and Income Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class 529-E
Accumulated Value				10,000				10,211				12,721				12,214				13,935				15,874				18,167			16,221			17,937			21,874	26,357
Capital World Growth and Income Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class 529-T (with sales charge)
Accumulated Value		9,750			11,193					10,797				12,375				14,156				16,271				14,599			16,218			19,874			24,056
Capital World Growth and Income Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class 529-F-1
Accumulated Value				10,000				10,256				12,835				12,379				14,187				16,229				18,653			16,716			18,557			22,719	27,484
Capital World Growth and Income Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class 529-F-2
Accumulated Value	$ 10,000								$ 12,885				$ 11,562				$ 12,852				$ 15,752				$ 19,073
Capital World Growth and Income Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class 529-F-3
Accumulated Value	10,000								12,896				11,578				12,872				15,783				19,119
Capital World Growth and Income Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class R-1
Accumulated Value				10,000				10,165				12,603				12,041				13,673				15,495				17,645			15,676			17,250			20,937	25,100
Capital World Growth and Income Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class R-2
Accumulated Value				10,000				10,164				12,602				12,041				13,671				15,493				17,642			15,671			17,245			20,930	25,090
Capital World Growth and Income Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class R-2E
Accumulated Value				10,000				10,198				12,681				12,154				13,841				15,731				17,967			16,011			17,670			21,506	25,856
Capital World Growth and Income Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class R-3
Accumulated Value				10,000				10,210				12,716				12,206				13,921				15,847				18,125			16,176			17,882			21,796	26,250
Capital World Growth and Income Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class R-4
Accumulated Value				10,000				10,240				12,793				12,317				14,088				16,088				18,454			16,520			18,315			22,391	27,045
Capital World Growth and Income Fund®- Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class R-5E
Accumulated Value				10,000				10,254				12,835				12,382				14,195				16,240				18,667			16,745			18,601			22,788	27,579
Capital World Growth and Income Fund®- Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class R-5
Accumulated Value				10,000				10,271				12,869				12,427				14,259				16,329				18,788			16,869			18,759			23,003	27,868
Capital World Growth and Income Fund®- Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Growth and Income Fund — Class R-6
Accumulated Value				10,000				10,277				12,880				12,444				14,287				16,367				18,845			16,930			18,834			23,107	28,006
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI (All Country World Index)
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,448	$ 11,803		$ 10,368	$ 13,397	$ 11,336	$ 11,687	$ 12,923	$ 11,840	$ 12,886	$ 13,285	$ 12,796	$ 13,263	$ 14,820	$ 15,279	$ 14,546	$ 16,727	$ 17,676	$ 18,224	$ 16,730	$ 19,772	$ 15,622	$ 16,106	$ 19,953	$ 17,498	$ 18,041	$ 17,635	$ 22,069	$ 22,753	$ 19,753	$ 26,087	$ 26,895	$ 24,912	$ 29,448